EAGLE CAPITAL APPRECIATION FUND
EAGLE GROWTH & INCOME FUND
EAGLE SERIES TRUST
(each a “Trust” and collectively, the “Trusts”)

SUPPLEMENT DATED DECEMBER 19, 2011 TO
THE SUMMARY PROSPECTUSES DATED MARCH 1, 2011,
AS SUPPLEMENTED JUNE 1, 2011, JUNE 30, 2011, OCTOBER 14, 2011 AND DECEMBER 2, 2011
AND THE SUMMARY PROSPECTUSES DATED AUGUST 15, 2011,
AS SUPPLEMENTED OCTOBER 18, 2011 AND DECEMBER 2, 2011
AND
THE CLASS A, CLASS C, CLASS I, CLASS R-3, AND CLASS R-5 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011, AS SUPPLEMENTED APRIL 26, 2011, MAY 19, 2011, JUNE 30, 2011, OCTOBER 14, 2011, NOVEMBER 15, 2011 AND DECEMBER 2, 2011,
AND
THE CLASS R-6 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 15, 2011, AS SUPPLEMENTED OCTOBER 18, 2011 AND DECEMBER 2, 2011

J.P. Morgan Investor Services Co. (“J.P. Morgan”), the transfer and dividend disbursing agent for each series of the Trusts (the “Funds”), has entered into an agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”) pursuant to which USBFS, on behalf of J.P. Morgan, will perform certain transfer agency, dividend disbursing and shareholder servicing activities for customers of the Funds.  The Agreement will become effective on February 20, 2012.

As a result of the Agreement, the following changes will be made to the prospectuses, summary prospectuses and statements of additional information for the Funds.  These changes will become effective on February 20, 2012.

Change to Class A, C, I, R-3 and R-5 Summary Prospectuses for each Fund

The following disclosure will replace the corresponding disclosure under “PURCHASE AND SALE OF FUND SHARES” for each Fund:

You may purchase, redeem, or exchange Class A, C and I shares of the fund on any business day through your financial intermediary, by mail at Eagle Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI, 53202 (for overnight service), or by telephone (800.421.4184).  Shares may also be purchased by check, wire, or electronic bank transfer. In Class A and Class C shares, the minimum purchase amount is $1,000 for regular accounts, $500 for retirement accounts and $50 through a periodic investment program, with a minimum subsequent investment plan of $50 per month. For individual investors, the minimum initial purchase for Class I shares is $2,500,000, while fee-based plan sponsors set their own minimum requirements. Class R-3 and Class R-5 shares can only be purchased through a participating retirement plan and the minimum initial purchase for Class R-3 shares and Class R-5 shares is set by the plan administrator.

Changes to Class A, C, I, R-3 and R-5 Prospectus for each Fund

The following disclosure will replace the corresponding disclosure under “PURCHASE AND SALE OF FUND SHARES” in the summary section for each Fund:

You may purchase, redeem, or exchange Class A, C and I shares of the fund on any business day through your financial intermediary, by mail at Eagle Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI, 53202 (for overnight service), or by telephone (800.421.4184).  Shares may also be purchased by check, wire, or electronic bank transfer. In

Class A and Class C shares, the minimum purchase amount is $1,000 for regular accounts, $500 for retirement accounts and $50 through a periodic investment program, with a minimum subsequent investment plan of $50 per month. For individual investors, the minimum initial purchase for Class I shares is $2,500,000, while fee-based plan sponsors set their own minimum requirements. Class R-3 and Class R-5 shares can only be purchased through a participating retirement plan and the minimum initial purchase for Class R-3 shares and Class R-5 shares is set by the plan administrator.

The following disclosure will replace the corresponding disclosure on pages 38-39 in the prospectus in the applicable subsections under “HOW TO INVEST”:

Through your financial advisor | You may invest in a fund by contacting your financial adviser.  Your financial adviser can help you open a new account, review your financial needs and formulate long-term investment goals and objectives.  Your financial adviser or broker will transmit your request to the fund and may charge you a fee for this service.  Your broker may also designate other intermediaries to receive orders on the fund’s behalf.

By mail | You may invest in a fund by completing and signing an account application from your financial adviser, through our website, eagleasset.com, or by telephone (800.421.4184). Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. Mail the application and your payment to:

Regular mail
Eagle Family of Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight delivery
Eagle Family of Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

Note: The funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the funds.

By telephone | You can make additional purchases by telephone by calling (800.421.4184). You must have banking information established on your account prior to making a purchase. Your bank account must be in the same name as your Eagle account.  This method cannot be used to open a new account.  During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be canceled or modified.

By periodic investment program | We offer several plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plan at any time.  Any request to change or terminate your periodic investment program should be submitted to the transfer agent 5 days prior to the effective date.  Availability of these plans may be limited by your financial adviser or institution.

●
From Your Bank Account — You may instruct us to transfer funds from a specific bank checking account to your account. This service is only available in instances in which the transfer can be effected by automated clearing house transfer (“ACH”). Complete the appropriate sections of the account application or the Direct Payment Plan form to activate this service. If your bank rejects your payment, the funds’ transfer agent will charge a $25.00 fee to your account. The funds reserve the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive periods or if you make regular withdrawals from your account without maintaining the minimum balance.

●
Automatic Exchange — You may make automatic regular exchanges between two or more mutual funds managed or offered by the Manager. These exchanges are subject to the exchange requirements discussed below.

The intent of these plans is to encourage you to increase your account balance to a fund’s minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open or we may close your accounts.

By direct deposit | For A shares and C shares only, you may instruct your employer, insurance company, the Federal government or other organization to direct all or part of the payments you receive to your account.  All payments from the U.S. government, including payroll, pension, Social Security, and income tax refunds are eligible for this service.  The following information must be provided to the payor in the enrollment process:

U.S. Bank NA
Milwaukee, WI
ABA# 075000022
Depositor #88- _ _ _ _ -0- _ _ _ _ _ _ _ _ _ _
                                Fund Number   Account Number

The account must be designated as a checking account.  Please note that these instructions are different than the Federal Reserve wire instructions.

By wire | If you are making your first investment, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(name of fund to be purchased)
(shareholder registration)
(shareholder account number)

Before sending your wire, please contact the transfer agent at 800.421.4184 to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m. ET to be eligible for same day pricing.  The funds and the transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

The following disclosure will replace the corresponding disclosure on page 39 in the prospectus in the applicable subsections under “HOW TO SELL YOUR INVESTMENT”:

A shares and C shares | You can sell (redeem) A shares and C shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds (less any applicable CDSC) generally will be made the next business day after your request is received in good order. If you sell shares that were recently purchased by check or ACH deposits, payment will be delayed until we verify that those funds have cleared, which may take up to ten business days. Transactions submitted by a third party via ACH will be accepted at the discretion of the transfer agent. Shares are not subject to a redemption fee.

You may contact your financial adviser or the Fund’s transfer agent with instructions to sell your investment in the following ways. Availability of these options may be limited by your financial adviser or institution.

Through your financial adviser | You may sell your shares through your financial adviser who can prepare the necessary documentation. Your financial adviser will transmit your request to sell shares of your fund and may charge you a fee for this service.

By telephone | For certain accounts, you may sell shares from your account by telephone by calling 800.421.4184 prior to the close of regular trading on the New York Stock Exchange (“NYSE”), which is typically 4:00 p.m. EST. If you do not wish to have telephone redemption privileges, you must complete the appropriate section of the account application.

For your protection, telephone requests may be recorded in order to verify their accuracy and monitor call quality. In addition, we will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer identification number and other relevant information. If appropriate measures are taken, we are not responsible for any losses that may occur to any account due to an unauthorized telephone request.

When redeeming shares by telephone, payment of less than $100,000 can be made in one of the following ways:

●
Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request; or

●	By check to your address of record, provided there has not been an address change in the last 30 calendar days.

In writing | You may sell shares of a fund by sending a written redemption request to the transfer agent at the address below. Your request should be in good order and should specify the fund name and class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.  All registered owners on the account must sign the request. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. Contact the transfer agent at 800.421.4184 with questions on required documentation.

Regular Mail
Eagle Family of Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery
Eagle Family of Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

Note: The funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the funds.

The transfer agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

●	When ownership is being changed on your account;
●	When redemption proceeds are payable to or sent to any person, address or bank account not on record;
●	When a change of address request has been received by the transfer agent within the last 30 days; and/or
●	For redemptions in excess of $100,000 from any shareholder account, with the exception of directly traded business or omnibus accounts, to existing instructions on file.

In addition to the situations described above, the funds and/or transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, will require signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Systematic withdrawal plan | You may establish a plan for periodic withdrawals from your account. Withdrawals can be made on the 1st, 5th, 10th, or 20th day of the month at monthly, quarterly, semi-annual or annual intervals. If such a day falls on a weekend or holiday, the withdrawal will take place on the next business day. To establish a plan, complete the appropriate section of the account application or the Eagle systematic withdrawal form

(available from your financial adviser, the funds or through our website, eagleasset.com) and send that form to the transfer agent. The funds reserve the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

If you elect this method of redemption, a check will be sent to your address of record, or payment will be made via electronic funds transfer through the ACH network directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your fund account.  The systematic withdrawal plan may be terminated at any time by the fund.  You may also elect to terminate your participation in the systematic withdrawal plan at any time by contacting the transfer agent at least five days prior to the next withdrawal.

A withdrawal under the systematic withdrawal plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds any increase in the value of your account (due to asset appreciation or dividends credited to your account, for example) the account ultimately may be depleted.

The following disclosure will replace the corresponding disclosure on page 41 in the prospectus in the applicable subsection under “HOW TO INVEST”:

Good order requirements | For the funds to process a request, it must be in “good order.” Good order means that Eagle has been provided sufficient information necessary to process the request as outlined in this prospectus, including:

●	The shareholder’s name;
●	The name of the fund;
●	The account number;
●	The share or dollar amount to be redeemed; and
●	The signatures of all registered shareholders with signature guarantees, if applicable.

Further, there must not be any restrictions applied to the account making the purchase request. Certain requests are subject to the transfer agent’s verification procedures before they are considered in good order. A request is not considered to be in “good order” by the funds until it meets these requirements.

Change to Class R-6 Prospectus for each Fund

The following disclosure will replace the corresponding disclosure on on page 37 in the Class R-6 Prospectus in the subsection under “DOING BUSINESS WITH THE FUND”:

Good order requirements | For the funds to process a request, it must be in “good order.” Good order means that Eagle has been provided sufficient information necessary to process the request as outlined in this prospectus, including:

●	The shareholder’s name;
●	The name of the fund;
●	The account number;
●	The share or dollar amount to be redeemed; and
●	The signatures of all registered shareholders with signature guarantees, if applicable.

Further, there must not be any restrictions applied to the account making the purchase request. Certain requests are subject to the transfer agent’s verification procedures before they are considered in good order. A request is not considered to be in “good order” by the funds until it meets these requirements.

Change to Statements of Additional Information for each Fund

The following disclosure will replace the corresponding disclosure regarding redemption requests being in “good order” on page 26 in the Class A, Class C, Class I, Class R-3, and Class R-5 Statement of Additional Information in the applicable subsection under “REDEEMING SHARES” and on page 25 in the Class R-6 Statement of Additional Information in the subsection under “REDEEMING SHARES”:

For the funds to process a redemption request, it must be in “good order.” Good order means that Eagle has been provided sufficient information necessary to process the request as outlined in this statement of additional information, including:

●	The shareholder’s name;
●	The name of the fund;
●	The account number;
●	The share or dollar amount to be redeemed; and
●	The signatures of all registered shareholders with signature guarantees, if applicable.

Further, there must not be any restrictions applied to the account making the redemption request. Certain requests are subject to the transfer agent’s verification procedures before they are considered in good order. A request is not considered to be in “good order” by the funds until it meets these requirements.

The following disclosure will replace the corresponding disclosure on page 66 in the Class A, Class C, Class I, Class R-3, and Class R-5 Statement of Additional Information and on page 57 in the Class R-6 Statement of Additional Information in the “ADDITIONAL SERVICES TO THE FUNDS” section:

Transfer Agent and Fund Accounting Services. JPMIS is the transfer and dividend disbursing agent and fund accountant for each fund.  In addition, JPMIS has entered into an arrangement with U.S. Bancorp Fund Services, LLC (“USBFS”) pursuant to which, on or about February 20, 2012, USBFS, on behalf of JPMIS, will perform certain transfer agency, dividend disbursing and shareholder servicing activities for shareholders of the funds.

Each fund pays directly for fund accounting and transfer agent services. EFS, an affiliate of Eagle, served as the transfer and dividend disbursing agent for each fund and as the fund accountant for each fund except International Equity prior to September 13, 2010.  State Street Bank & Trust Company was the fund accountant for International Equity prior to September 13, 2010.

*           *           *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUSES, SUMMARY PROSPECTUSES
AND STATEMENTS OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE